Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Carrying Amount and Estimated Fair Values of Financial Assets and Liabilities

The carrying amount and estimated fair values of our financial assets and liabilities, which include related current portions, were as follows:

	December 31, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Cash and cash equivalents (1)	$160,596	$160,596	$86,709	$86,709
Interest rate swaps (2)	(9,803)	(9,803)	(11,440)	(11,440)
Long-term debt (3) (4)	1,699,950	1,716,815	1,712,099	1,675,760

(1)	Classified as Level 1 under the fair value hierarchy.
(2)	Classified as Level 2 under the fair value hierarchy.
(3)	Classified as Level 3 under the fair value hierarchy.
(4)	Carrying amount includes deferred debt issuance costs of $18.5 million and $22.4 million as of December 31, 2016 and 2015, respectively.

Schedule of Fair Value of Assets Measured on Non-recurring Basis and Related Impairment Charges

The following fair value hierarchy table presents information about assets measured at fair value on a nonrecurring basis and related impairment charges during the years ended December 31, 2016 and 2015:

December 31, 2016	Level 1	Level 2	Level 3	Total Fair Value	Impairment Charge
	(in thousands)
Owned Hotels identified for possible sale	$—	$—	$227,816	$227,816	$94,087
Assets Held for Sale (1)	—	—	29,544	29,544	6,661
2 Owned Hotels	—	—	6,725	6,725	3,510
	$—	$—	$264,085	$264,085	$104,258
(1)

Assets Held for Sale include a restaurant parcel that was designated as held for sale in the third quarter of 2015, in addition to the five Owned Hotels that the Company entered into an agreement to sell during 2016. The impairment charge for Assets Held for Sale is related to updating the fair value to be net of estimated transaction cost.

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value	Impairment Charge
	(in thousands)
24 Owned Hotels Held for Sale (1)	$—	$—	$34,498	$34,498	$43,382
1 Owned Hotel	—	—	2,422	2,422	5,103
1 Owned Restaurant Parcel	—	—	1,025	1,025	1,636
	$—	$—	$37,945	$37,945	$50,121